Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net sales
Total net sales	$ 117,623	$ 163,163	$ 250,530	$ 318,463
Cost of sales
Total cost of sales	73,887	81,996	146,924	160,839
Gross profit	43,736	81,167	103,606	157,624
Operating expenses
Research and development, net	21,303	24,040	45,497	46,614
Selling, general and administrative	51,711	56,322	107,287	113,476
Total operating expenses	73,014	80,362	152,784	160,090
Operating income (loss)	(29,278)	805	(49,178)	(2,466)
Financial income (expense), net	149	1,755	(680)	2,508
Income (loss) before income taxes	(29,129)	2,560	(49,858)	42
Income tax expenses (benefit)	(2,128)	1,280	(1,907)	2,498
Share in profits (losses) of associated companies	(950)	(195)	(1,788)	1,228
Net income (loss)	(27,951)	1,085	(49,739)	(1,228)
Net income (loss) attributable to non-controlling interests	35	(67)	(50)	(110)
Net income (loss) attributable to Stratasys Ltd.	$ (27,986)	$ 1,152	$ (49,689)	$ (1,118)
Net earnings (loss) per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.51)	$ 0.02	$ (0.91)	$ (0.02)
Weighted average ordinary shares outstanding
Basic	54,917	54,231	54,733	54,102
Diluted	54,917	54,687	54,733	54,102
Comprehensive income (loss)
Net income (loss)	$ (27,951)	$ 1,085	$ (49,739)	$ (1,228)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	287	(17)	(1,667)	(444)
Unrealized gains on derivatives designated as cash flow hedges	67	155	889	1,150
Other comprehensive income (loss), net of tax	354	138	(778)	706
Comprehensive income (loss)	(27,597)	1,223	(50,517)	(522)
Less: comprehensive income (loss) attributable to non-controlling interests	35	(67)	(50)	(110)
Comprehensive income (loss) attributable to Stratasys Ltd.	(27,632)	1,290	(50,467)	(412)
Products [Member]
Net sales
Total net sales	73,877	110,341	157,049	215,432
Cost of sales
Total cost of sales	39,969	47,095	79,217	91,264
Services [Member]
Net sales
Total net sales	43,746	52,822	93,481	103,031
Cost of sales
Total cost of sales	$ 33,918	$ 34,901	$ 67,707	$ 69,575